INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
Schedule of Income Tax Expense
	December 31, 2013	December 31, 2014	December 31, 2015
Current tax	—	5	48,448
Deferred tax	—	—	(27,992)
Total	—	5	20,456

Reconciliation of the Statutory Income Tax Rate to Income Tax Expense
	Year ended December 31, 2013	Year ended December 31, 2014	Year ended December 31, 2015
(Loss)/income before provision for income taxes	(8,342)	(4,492)	64,284
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(2,086)	(1,123)	16,071
Non-deductible expenses	17	16	5,220
Research and Development Tax Credit	—	—	(845)
Tax effect of tax losses not recognized	2,069	1,112	—
Effect of different tax rates of subsidiaries operating in other jurisdictions	—	—	10
Income tax expense	—	5	20,456

Schedule of Deferred Tax Assets
	December 31, 2014	December 31, 2015
Liabilities from risk reserve fund guarantee	—	21,088
Deferred revenue	—	4,535
Accrued expenses	—	1,530
Total	—	27,153